Inventories - Summary of Inventories (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Classes of current inventories [abstract]
Raw materials	$ 341,434	$ 432,744
Work in progress	58,823	58,633
Finished goods	104,955	74,849
Total inventories	$ 505,212	$ 566,226